EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF EQUIPMENT

Cost	Equipment
Balance, March 31, 2025	$580,751
Additions	65,285
Balance, December 31, 2025	$646,036

Accumulated depreciation	Equipment
Balance, March 31, 2025	$455,338
Additions	70,408
Balance, December 31, 2025	$525,746

Net book value, March 31, 2025	$125,413
Net book value, December 31, 2025	$120,290

Cost	Equipment
Balance, March 31, 2023	365,017

Additions	185,155
Balance, March 31, 2024	$550,172
Additions	30,579
Balance, March 31, 2025	$580,751

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)

15.	EQUIPMENT (continued)

Accumulated depreciation	Equipment
Balance, March 31, 2023	130,177

Additions	152,736
Balance, March 31, 2024	$282,913
Additions	172,425
Balance, March 31, 2025	$455,338

Net book value, March 31, 2024	$267,259
Net book value, March 31, 2025	$125,413